Share-based payments (Tables)	12 Months Ended
Dec. 31, 2019
31. Share-based payments
Share-based payment schemes

The charge for the year arising from share based payment schemes was as follows:

	Charge for the year
	2019	2018	2017
	£m	£m	£m
Share Value Plan	4	40	87
Deferred Share Value Plan	240	195	65
Others	148	131	55
Total equity settled	392	366	207
Cash settled	3	1	1
Total share based payments	395	367	208

Share option and award plans

Share option and award plans

The weighted average fair value per award granted, weighted average share price at the date of exercise/release of shares during the year, weighted average contractual remaining life and number of options and awards outstanding (including those exercisable) at the balance sheet date were as follows:

	2019				2018
	Weighted average fair value per award granted in year	Weighted average share price at exercise/ release during year	Weightedaverageremainingcontractuallife in years	Number ofoptions/awardsoutstanding(000s)	Weighted average fair value per award granted in year	Weighted average share price at exercise/ release during year	Weightedaverageremainingcontractuallife in years	Number ofoptions/awardsoutstanding(000s)
	£	£			£	£
SVP[a,b]	1.43	1.59	1	2,940	1.99	2.11	<1	58,370
DSVP[a,b]	1.43	1.60	1	294,209	1.94	2.10	1	183,962
Others[a]	0.40-1.60	1.57-1.70	0-3	37,481	0.36-2.11	1.82-2.11	0-3	38,092

Movements in options and awards

Movements in options and awards

The movement in the number of options and awards for the major schemes and the weighted average exercise price of options was:

	SVP[a,b]		DSVP[a,b]		Others[a,c]
	Number (000s)		Number (000s)		Number (000s)		Weighted averageex. price (£)
	2019	2018	2019	2018	2019	2018	2019	2018
Outstanding at beginning of year/acquisition date	58,370	167,476	183,962	115,929	38,092	129,307	1.39	1.39
Transfers in the year[d]	823	(2,450)	2,111	(2,547)	(3,042)	(90,609)	-	-
Granted in the year	1,653	855	197,231	119,668	101,881	61,736	1.19	1.51
Exercised/released in the year	(56,316)	(102,752)	(74,379)	(39,820)	(91,337)	(56,498)	1.21	1.50
Less: forfeited in the year	(1,590)	(4,759)	(14,716)	(9,268)	(7,081)	(5,844)	1.51	1.52
Less: expired in the year	-	-	-	-	(1,032)	-	2.00	1.72
Outstanding at end of year	2,940	58,370	294,209	183,962	37,481	38,092	1.27	1.39
Of which exercisable:	-	-	-	-	5,499	4,083	1.31	1.90

Notes

a Options/award granted over Barclays PLC shares.

b Weighted average exercise price is not applicable for SVP and DSVP awards as these are not share option schemes.

c The number of awards within Others at the end of the year principally relates to Sharesave (number of awards exercisable at end of year was 2,693,798). The weighted average exercise price relates to Sharesave.

d Awards of employees transferred between Barclays Bank Group and the rest of the Group.